Cohen & Steers Preferred Securities and Income Fund, Inc.

280 Park Avenue

New York, NY 10017

May 5, 2015

VIA EDGARLINK

Securities and Exchange Commission

100 F. Street, N.E.

Washington, D.C. 20549

Re:	Cohen & Steers Preferred Securities and Income Fund, Inc. (File Nos. 333-165034; 811-22392)

Ladies and Gentlemen:

On behalf of Cohen & Steers Preferred Securities and Income Fund, Inc. (the “Corporation”), we hereby certify pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended, that (a) the form of prospectuses and Statement of Additional Information (“SAI”) dated May 1, 2015 being used in connection with the offering of shares of the Corporation do not differ from those contained in Post-Effective Amendment No. 13 to the Corporation’s Registration Statement, and (b) that Post-Effective Amendment No. 13 was filed electronically with the Securities and Exchange Commission (Accession No. 0001193125-15-161343) on April 30, 2015.

If you should have any questions or comments regarding the forgoing, please call the undersigned at (212) 796-9347.

Sincerely,

/s/ Dana Devivo
Dana Devivo